ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010 item	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses and other payables
Employee payroll and welfare payables		$ 9,168	$ 13,608
Other tax payable		7,510	7,663
Accrued professional, marketing and leasing fees		8,897	8,321
Other payables		6,397	9,430
Liability for advance payment of unvested options		166	1,465
Accrued advertising sales rebate		505	1,121
Accrued restructuring liabilities		671
Total		33,314	41,608
Number of executive officers and employees who provided promissory notes to the entity in connection with early exercise of share options	7
Interest rate on the loans (as a percent)	5.40%
Balance of liability for advance payment of unvested options at the end of the period		166	1,465
Restructuring cost		3,475
Restructuring cost paid		$ 2,804